Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Lessee Disclosure [Abstract]
Schedule of the aggregate future non-cancelable minimum rental payments
The aggregate future
non-cancelable
minimum rental payments for the Company’s operating leases, as of March 31, 2023, are as follows (in thousands):

Year ended December 31,
2023 (remainder)	$666
2024	737
2025	561
2026	561
2027	561
2028	561
Thereafter	1,312

Total minimum operating lease payments	$4,959
Less: Amounts representing interest	(1,852)

Present value of net minimum operating lease payments	3,107
Less: Current portion	(483)

Long-term portion of operating lease obligations	$2,624

The aggregate future
non-cancelable
minimum rental payments for the Company’s operating leases, as of December 31, 2022, are as follows (in thousands):

Years Ended December 31,
2023	$1,010
2024	734
2025	559
2026	559
2027	559
Thereafter	1,817

Total minimum operating lease payments	$5,238
Less: Amounts representing interest	(1,957)

Present value of net minimum operating lease payments	3,281
Less: Current portion	(593)

Long-term portion of operating lease obligations	$2,688

Schedule of the components of the right-of-use assets and lease liabilities
The components of the
right-of-use
assets and lease liabilities were as follows (in thousands):

	Balance Sheet Classification	March 31, 2023	December 31, 2022
Right-of-use assets, net	Right-of-use assets, net	$3,107	$3,281

Current operating lease liabilities	Accrued expenses and other current liabilities	(483)	(593)
Non-current operating lease liabilities	Operating lease liabilities and other non-current liabilities	(2,624)	(2,688)

Total operating lease liabilities		$(3,107)	$(3,281)

Weighted average remaining lease term (in years)		7.1	7.0
Weighted-average discount rate		14%	14%
The components of lease cost were as follows (in thousands):

	Three Months Ended March 31,
	2023	2022
Operating lease costs included in operating costs and expenses:
Operating leases	$361	$317
Supplemental cash flow information related to leases was as follows (in thousands):

	Three Months Ended March 31,
	2023	2022
Cash paid for amounts included in the measurement of operating lease liabilities:
Operating cash flows related to operating leases	$300	$366
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	$—	4,280

The components of the
right-of-use
assets and lease liabilities were as follows (in thousands):

	Balance Sheet Classification	December 31, 2022	December 31, 2021
Right-of-use assets, net	Right-of-use assets, net	$3,281	$—
Current operating lease liabilities	Accrued expenses and other current liabilities	$(593)	$—
Non-current operating lease liabilities	Operating lease liabilities and other non-current liabilities	(2,688)	—

Total operating lease liabilities		$(3,281)	$—

Weighted average remaining lease term (in years)		6.0	n/a
Weighted-average discount rate		14%	n/a

Schedule of the components of lease cost	The components of lease cost were as follows (in thousands):

	Years Ended December 31,
	2022	2021
Operating lease costs included in operating costs and expenses:
Operating leases	$1,302	$1,182

Schedule of supplemental cash flow
Supplemental cash flow information related to leases was as follows (in thousands):

	Years Ended December 31,
	2022	2021
Cash paid for amounts included in the measurement of operating lease liabilities:
Operating cash flows related to operating leases	$1,429	$1,471
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	$4,280	n/a